EQUITY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Class of Stock [Line Items]
Stock issued for services, value		$ 102,700
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services, shares		185,000,000
Stock issued for services, value		$ 102,700
Debt converted, shares issued	673,936,508	2,265,475,967
Debt converted, amount converted	$ 66,068	$ 350,472
Equity Agreement [Member]
Class of Stock [Line Items]
Stock issued new, shares	213,030,274	118,443,135
Proceeds from issuance of common stock	$ 8,598	$ 55,731